Revenues, other income and and entity-wide disclosures - Disclosure of Revenue by Major Alliance Partner (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 9,330	SFr 9,344	SFr 20,383
Amgen Inc., USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 9,330	SFr 9,344	SFr 20,383